Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Useful Lives for Property, Plant and Equipment
A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years

December 31, 2021	Cost	Accumulated depreciation	Net book value
Vessels	$9,410.9	$(2,830.4)	$6,580.5
Equipment and other	557.3	(185.6)	371.7
Property, plant and equipment	$9,968.2	$(3,016.0)	$6,952.2

December 31, 2020	Cost	Accumulated depreciation	Net book value
Vessels	$9,148.9	$(2,571.3)	$6,577.6
Equipment and other	543.1	(146.0)	397.1
Property, plant and equipment	$9,692.0	$(2,717.3)	$6,974.7